Sales of Future Receipts	12 Months Ended
Dec. 31, 2023
Sale Of Future Receipt Abstract
SALES OF FUTURE RECEIPTS
9.	SALES OF FUTURE RECEIPTS

On October 11, 2023 the Company entered into an agreement for the Sale of Future Receipts in the amount of $1,152,000. The Company received $760,000 which represents a payment of $800,000 net of a transaction fee of $40,000. This sale was payable in equal weekly payments of $41,142.86 for 28 weeks accruing interest at 3.1% per week. The weekly payment amount is intended to represent 15% of the Company’s future sales. The company made 8 payments of $41,142.86 each for a total of $329,142 between October 17, 2023 and December 5, 2023 inclusive. On December 6, the Company reached an agreement with the purchaser, converting the remaining balance of $822,858 into a new agreement. The Company recorded $392,000 of interest and transaction fees in respect of this agreement.

On December 6, 2023, the Company entered into a new agreement for the Sale of Future Receipts with the same purchaser in the amount of $2,268,000. The Company received $677,142 which represents a payment of $752,142 net of $75,000 of transaction fees. The remaining $822,858 balance of the original agreement and the $752,142 payment from the new agreement total a principal amount of $1,575,000. The new balance of $1,575,000 is repayable in weekly repayments of $81,000 per week for 28 weeks, accruing interest at the rate of 3.1% per week, for a total repayment of $2,268,000. The weekly payment amount is intended to represent 15% of the Company’s future sales. The Company made payments totaling $203,143 in respect of this agreement for the year ended December 31, 2023 comprising principal payments of $64,001 and interest of $139,142. The balances under this agreement as of December 31, 2023 were outstanding principal of $1,435,999 and accrued interest of $31,900.

This advance is collateralized by 15% of all future revenues of the Company until the advances are repaid in full.

The Company agrees to a grant a security interest in all of its present and future accounts receivable in an amount not to exceed 15%.